CONVERTIBLE NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
As long as the note is outstanding, the Investor shall have a right of first refusal, exercisable for thirty (30) calendar days after notice to the note holder, to purchase securities proposed to be offered and sold by the Company.

	September 30, 2014	December 31, 2013

10.5% convertible note of maturity date February 20, 2020	$6,982,667	$-